Accounts and notes receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts and notes receivable	163,933	88,706	13,595
Less: allowance for doubtful accounts	(28,516)	(43,820)	(6,716)

Total accounts and notes receivable, net	135,417	44,886	6,879

Schedule of Movement in Allowance for Doubtful Accounts
The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of year	9,308	28,516	4,370
Provisions	20,054	18,732	2,871
Write-offs	(846)	(3,428)	(525)

Balance at end of year	28,516	43,820	6,716